Related Party Transactions	3 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
5.   Related Party Transactions

a)     As at March 31, 2013 and December 31, 2012, the Company owed $16,121 to the former President of the Company.  The amounts were used to fund operations.  The amounts owing are unsecured, non-interest bearing, and due on demand.

b)    As at March 31, 2013 and December 31, 2012, the Company owed $325 to the President and CEO of the Company. The amounts were used to fund operations. The amounts owing are unsecured, non-interest bearing, and due on demand.

c)     On October 3, 2011, the Company purchased the rights to a wave energy technology from Hidroflot, S.A., a company solely owned by the President of the Company, for $1,400,000 (see note 3).

d)    On December 13, 2011, the Company purchased the rights to an off-shore wind energy technology from Green & Blue Sustainable Technologies, a company solely owned by the President of the Company, for 25,000,000 common shares with a fair value of $457,600 (see note 3).

e)     On April 27, 2012, the Company issued 20,000,000 shares with a fair value of $6,000,000 to the director for serviced provided and to be provided from January 1, 2012 to December 31, 2012